Consolidated Balance Sheets - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Current assets:
Cash	$ 82	$ 1,030
Deferred loan costs - short term			8,822
Total current assets	82	1,030	8,963
Property and equipment, net		386	2,333
Other assets:
Deposits			10,000
Total assets	82	1,416	21,296
Current liabilities:
Accounts payable	659,640	651,188	669,709
Accounts payable - related party	9,010
Accrued expenses	877,801	984,387	1,187,052
Accrued expenses - related party	69,108	64,420	2,389,957
Notes payable, currently in default	375,000	375,000	375,000
Convertible notes payable, currently in default, net of discount of $2,594 and $0, $0 at January 31, 2017 and April 30, 2016, April 30, 2015 respectively		195,001	2,145,001
Convertible preferred stock, currently in default	137,500	137,500	137,500
Derivative liabilities	48,062	395,619
Convertible notes payable - related party, net of discount of $0 and $17 at April 30, 2016 and 2015, respectively			129,950
Preferred stock - mandatory redemption right, net of discount of $0 and $375,600 at April 30, 2016 and 2015, respectively			624,400
Total current liabilities	2,397,210	2,803,115	7,666,602
Commitments and contingencies
Stockholders' deficit:
Common stock; $0.001 par value, 3,000,000,000 shares authorized, 911,923,522 and 180,432,013 and 57,188,313 shares issued and outstanding at January 31, 2017 and April 30, 2016, April 30, 2015 respectively	911,924	180,434	57,189
Common stock payable	291,668	3,395,483	90,000
Additional paid-in capital	26,830,796	24,154,130	20,215,398
Non-controlling interest	(377,989)	(376,619)	(374,781)
Accumulated (deficit)	(30,053,527)	(30,155,127)	(27,633,112)
Total stockholders' deficit	(2,397,128)	(2,801,699)	(7,645,306)
Total liabilities and stockholders' deficit	$ 82	$ 1,416	$ 21,296